STARBOARD INVESTMENT TRUST
116 S Franklin Street
Rocky Mount, NC 27802
(252) 972-9922

April 4, 2022

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Re:	AI Quality Dividend ETF, a series of the Starboard Investment Trust File Nos. 333-159484 and 811-22298

Ladies and Gentlemen,
Pursuant to Rule 497(j) of the General Rules and Regulations under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and the Statement of Additional Information for the AI Quality Dividend ETF do not differ from those contained in Post-Effective Amendment No. 417 to the Trust’s Registration Statement on Form N-1A.  The amendment was filed with the U.S. Securities and Exchange Commission electronically on March 29, 2022.

If you have any questions concerning the foregoing, please contact the undersigned at 252-984-3807.

Yours truly,

/s/ Tracie A. Coop
Tracie A. Coop, Secretary